DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Standards Prior to Adoption [Abstract]
Total assets	$ 65,164	$ 44,922
Equity	24,687	22,956	$ 10,963	$ 27,812
Finance expenses	20,259	718	155
Operating loss	(33,644)	(19,490)	$ (23,709)
Loss before taxes on income	(52,861)	$ (19,011)
IFRS 16 [Member]
New Standards Prior to Adoption [Abstract]
Total assets	7,523
Total liabilities	(7,523)
Equity	0
Lease expenses	(1,940)
Depreciation	1,928
Finance expenses	94
Operating loss	12
Loss before taxes on income	$ (82)